4. Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Equipment	$ 13,466	$ 13,466
Less: Accumulated Depreciation	(13,466)	(13,466)
Net equipment	$ 0	$ 0